SUBSEQUENT EVENT (Detail Textual) - SUBSEQUENT EVENT - B. Riley & Co., LLC $ in Thousands	1 Months Ended
Feb. 29, 2016 USD ($) shares
Subsequent Event [Line Items]
Number of shares sold by related party	742,344
Shares purchase in transaction	3,504,172
Amount paid to company for disgorgement of profits | $	$ 133